Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
Related Party Transactions
Remuneration	$ 1,534	$ 960	$ 1,985	$ 1,326
Share-based compensation expense	763	1,062	932	1,155
Incremental withholding tax on share-based compensation paid	1,107		1,107
Total directors and key management personnel	$ 3,404	$ 2,022	$ 4,024	$ 2,481